Cover	Jul. 08, 2022
Cover [Abstract]
Entity Registrant Name	Viking Energy Group, Inc.
Entity Central Index Key	0001102432
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Viking Energy Group, Inc. (“Viking”) is filing this Current Report on Form 8-K/A (“Amendment No. 1”) to amend its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on July 14, 2022 (the “Initial Report”). The information previously reported in the Initial Report is hereby incorporated by reference into this Amendment No. 1, and capitalized terms not defined herein have the meanings ascribed to them in the Initial Report. This Amendment No. 1 is being filed solely to provide information required by Item 9.01 of Form 8-K and does not amend the Initial Report in any manner other than such Item 9.01.
Entity Emerging Growth Company	false
Document Period End Date	Jul. 08, 2022
Entity Incorporation State Country Code	NV
Entity File Number	000-29219
Entity Tax Identification Number	98-0199508
Entity Address Address Line 1	15915 Katy Freeway
Entity Address Address Line 2	Suite 450
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77094
City Area Code	281
Local Phone Number	404-4387
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false